INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Canada		104	27	171
Foreign		42	16	14
Total		146	43	185
Deferred
Canada		307	239	60
Foreign		377	323	216
Total		684	562	276
Total Income Tax Expense/(Recovery)		830	605	461
Geographic Components of Income
Canada		1,146	1,201	821
Foreign		1,678	1,298	1,096
Income before Income Taxes		2,824	2,499	1,917
Reconciliation of Income Tax Expense
Income before Income Taxes		2,824	2,499	1,917
Federal and provincial statutory tax rate		25.00%	25.00%	25.00%
Expected income tax expense		706	625	479
Income tax differential related to regulated operations		129	(13)	41
Higher/(lower) effective foreign tax rates		25	33	(12)
Income from equity investments and non-controlling interests		(38)	(28)	(27)
Tax legislation change	(25)	0	(25)	0
Other		8	13	(20)
Total Income Tax Expense/(Recovery)		830	605	461
Deferred Income Tax Assets
Operating loss carryforwards		1,266	826
Deferred amounts		215	223
Unrealized foreign exchange losses on long-term debt		140	0
Financial instruments		104	0
Other		245	124
Total		1,970	1,173
Less: Valuation allowance		125	0
Deferred Tax Assets, Net of Valuation Allowance		1,845	1,173
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs		5,548	4,245
Equity investments		648	682
Taxes on future revenue requirement		253	291
Unrealized foreign exchange gains on long-term debt		0	35
Other		71	170
Total		6,520	5,423
Net Deferred Income Tax Liabilities		4,675	4,250
Deferred Income Tax Assets
Other Current Assets (Note 5)		427	117
Intangible and Other Assets (Note 11)		177	223
Total		604	340
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)		4	26
Deferred Income Tax Liabilities		5,275	4,564
Total		5,279	4,590
Net Deferred Income Tax Liabilities
Net Deferred Income Tax Liabilities		4,675	4,250